OTHER RESERVES (Details) - Schedule of Movement in Other Reserves - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	£ 759	£ (438)
Balance	2,136	727
Income statement transfers (note 5)	(650)	(557)	£ (956)
Balance	(124)	(120)
Foreign currency gains on net investment hedges (tax: £nil)	(8)	(1)
Balance	685	759	(438)
Balance	1,405	2,136	727
Balance	(156)	(124)	(120)
Revaluation surplus [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	759	(438)	(67)
Balance		759	(438)
Revaluation surplus [member] | Held-to-maturity investments, category [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	1,127
Adjustment on transfer from held-to-maturity portfolio		1,544
Deferred tax		(417)
Balance		1,127
Revaluation surplus [member] | Financial assets available-for-sale, category [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	328	(334)
Deferred tax	(26)	(25)	(18)
Change in fair value of available-for-sale financial assets	303	356	(318)
Current tax	(4)	(3)	2
Balance	273	328	(334)
Reserve of cash flow hedges [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	2,136	727	1,139
Balance	1,405	2,136	727
Reserve of cash flow hedges [member] | Fair value hedges [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Deferred tax	121	(610)	(186)
Balance	1,822	351
Change in fair value of hedging derivatives	(363)	2,432	537
Balance	(242)	1,822	351
Reserve of cash flow hedges [member] | Income statement transfers [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Deferred tax	162	144	193
Income statement transfers (note 5)	(651)	(557)	(956)
Reserve of change in value of foreign currency basis spreads [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	(124)	(120)	(78)
Currency translation differences arising in the year	(21)	(110)	(59)
Foreign currency gains on net investment hedges (tax: £nil)	(11)	106	17
Balance	(156)	(124)	(120)
Income statement transfers [Member] | Revaluation surplus [member] | Other disposals of assets [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	(431)	(49)
Deferred tax	93	196	3
Current tax		(52)	(1)
Disposals (note 9)	(446)	(575)	(51)
Balance	(353)	(431)	(49)
Income statement transfers [Member] | Revaluation surplus [member] | Entity's total for impairment of financial assets [member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Balance	173	12
Deferred tax			8
Impairment	6	173	4
Balance	6	173	12
Total [Member] | Reserve of cash flow hedges [member] | Income statement transfers [Member]
OTHER RESERVES (Details) - Schedule of Movement in Other Reserves [Line Items]
Income statement transfers (note 5)	£ (489)	£ (413)	£ (763)